Investment In Affiliates	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN AFFILIATES [Abstract]
Investment in Affiliates

NOTE 20 – INVESTMENT IN AFFILIATES

Navios Europe I: On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe I and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of: (i) cash which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”).

On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation. Navios Partners evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a variable interest entity (“VIE”) and that they are not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I. Navios Partners further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.

As of December 31, 2017 and December 31, 2016, the estimated maximum potential loss by Navios Partners in Navios Europe I would have been $1,705 and $1,390, respectively, excluding accrued interest which represents the Company’s carrying value of the investment of $500 (December 31, 2016: $640) plus the Company’s balance of the Navios Revolving Loans I of $1,205 (December 31, 2016: $750), excluding accrued interest, and does not include the undrawn portion of the Navios Revolving Loans I.

As of December 31, 2017, the Navios Partners’ portion of the Navios Revolving Loan I outstanding was $1,205. Investment loss of $(140) was recognized in the Statements of Operations under the caption of “Equity in net earnings of affiliated companies” for the year ended December 31, 2017. Investment income of $74 was recognized in the Statements of Operations under the caption of “Other income” for the year ended December 31, 2016.

Navios Europe II: On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. From June 8, 2015 through December 31, 2015, Navios Europe II acquired fourteen vessels for aggregate consideration consisting of: (i) cash consideration of $145,550 (which was funded with the proceeds of a $131,550 senior loan facilities net of loan discount amounting to $3,375 (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans II”); and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $99,147, at the acquisition date. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners have also made available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the availability under the Navios Revolving Loans II was increased by $14,000.

On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation. Navios Partners evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a variable interest entity (“VIE”) and that it is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II. Navios Partners further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

As of December 31, 2017 and December 31, 2016, the estimated maximum potential loss by Navios Partners in Navios Europe II would have been $10,472 and $1,837, excluding accrued interest, which represents the Company’s carrying value of the investment of $700 (December 31, 2016: $616) plus the Company’s balance of the Navios Revolving Loans II of $9,772 (December 31, 2016: $1,221), excluding accrued interest, and does not include the undrawn portion of the Navios Revolving Loans II.

As of December 31, 2017, the Navios Partners’ portion of the Navios Revolving Loan II outstanding was $9,772. Investment income of $84 was recognized in the Statements of Operations under the caption of “Equity in net earnings of affiliated companies” for the year ended December 31, 2017. Investment loss of $(133) was recognized in the Statements of Operations under the caption of “Other income” for the year ended December 31, 2016.

Navios Containers: On June 8, 2017, Navios Containers closed its private placement and issued 10,057,645 shares for $50,288 of gross proceeds at a subscription price of $5.00 per share. Navios Partners invested $30,000 and received 6,000,000 shares, and Navios Holdings invested $5,000 and received 1,000,000 shares. Each of Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the equity, respectively. On August 29, 2017, Navios Containers closed its private placement and issued 10,000,000 shares for $50,000 of gross proceeds at a subscription price of $5.00 per share. Navios Partners invested $10,000 and received 2,000,000 shares. Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the equity, respectively. On November 9, 2017, Navios Containers closed a private placement of 9,090,909 shares at a subscription price of $5.50 per share, resulting in gross proceeds of approximately $50,000. Navios Partners invested $10,000 and received 1,818,182 shares. Navios Partners also received warrants, with a five-year term, for 6.8% of the newly issued equity.

As of December 31, 2017, Navios Partners held 9,818,182 common shares and received 33.7% of the equity, and Navios Holdings held 1,000,000 common shares and received 3.4% of the equity of Navios Containers. As of December 31, 2017 and 2016, the carrying value of the investment in Navios Containers was $50,922 and $0, respectively. As of December 31, 2017, the market value of the investment in Navios Containers was $57,566. Investment income of $922 was recognized in the Statements of Operations under the caption of “Equity in net earnings of affiliated companies” for the year ended December 31, 2017.